Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

The exchange rates as of June 30, 2025 and 2024, and for the years ended June 30, 2025, 2024 and 2023 are as follows:

	As of June 30,			For the years ended June 30,
	2025	2024	2023	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Balance Sheet	Profits/ Loss	Profits/ Loss	Profits/ Loss
RMB:1US$	7.1586	7.1268	7.2258	7.1839	7.1326	6.9415

Schedule of Property and Equipment	Property and equipment consist of the following:
	For the years ended June 30,
Category	2025	2024
Office equipment	$4,093	$7,499
Construction in progress	5,805,109	-
Total	$5,809,202	$7,499

Schedule of Estimated Useful Lives	Estimated useful lives for depreciable assets are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Office equipment	3 years

Schedule of Intangible Assets Useful Life

Intangible assets consist primarily of computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.

Computer software	15 years

Schedule of Disaggregated Revenue

The following table summarized disaggregated revenues for the years ended June 30, 2025, 2024 and 2023:

	For the Years Ended June 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Digital promotion services	$25,895,399	88	$37,844,632	73	$72,026,101	77
Risk assessment services	3,412,131	11	8,660,684	17	15,221,261	16
Value-added bundled benefits	367,004	1	5,094,790	10	7,071,348	7
Total	$29,674,534	100	$51,600,106	100	$94,318,710	100